Taxation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Ifrs Statements [LineItems]
Defence Contribution Rate			30.00%
Defence Contribution Rate for Dividends Received from Abroad			17.00%
Interest income	$ 235		$ 334	$ 0
Income tax expense	$ 1,252	$ 325	2,025	$ 524
Nexters Global
Ifrs Statements [LineItems]
Income tax expense			$ 2,015
Cyprus Companies
Ifrs Statements [LineItems]
Applicable tax rate			12.50%